Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	NEW YORK LIFE INVESTMENTS FUNDS TRUST
Entity Central Index Key	0001469192
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000142693 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Cushing® MLP Premier Fund
Class Name	Investor Class
Trading Symbol	CSHNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Cushing® MLP Premier Fund (the "Fund") for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$144	1.46%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended November 30, 2025, the Fund’s performance relative to the Alerian Midstream Energy Select Index was primarily affected by divergent conditions across natural gas and liquids infrastructure. Natural gas-focused assets benefited from improving fundamentals, supported by rising AI- and data center-related power demand and increased project sanctioning, while liquids-focused infrastructure was pressured by weaker crude oil prices amid OPEC+ supply decisions and demand concerns. These dynamics favored companies with natural gas exposure and weighed on segments more closely tied to crude oil infrastructure.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Independent power producers/utilities	Strong data center exposure and positive sentiment toward AI-related demand	Contributed
Natural gas transportation and storage	Effective stock selection	Contributed
Refiners and other energy C-corps	Subsector allocation	Contributed
Large-cap diversified C-corps	Stock selection and sector allocation	Detracted
Natural gas gatherers and processors	Stock selection and sector allocation	Detracted
Renewable YieldCos	Stock selection and sector allocation	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended November 30, 2025	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	7/11/2014	(7.72)%	23.08%	7.30%
Investor Class Shares - Excluding sales charges		(2.86)%	24.35%	7.91%
Russell 3000®Index[1]		13.59%	14.15%	14.05%
Alerian Midstream Energy Select Index[2]		0.47%	24.60%	11.78%
Cushing MLP Premier Tiered Index[3]		0.47%	24.60%	7.60%
Alerian MLP Index[4]		3.55%	27.00%	8.63%
Morningstar Energy Limited Partnership Category Average[5]		(0.85)%	23.76%	7.98%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Alerian Midstream Energy Select Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based composite of North American energy infrastructure companies. The Alerian Midstream Energy Select Index is a capped, float-adjusted, capitalization weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities.

3.	The returns for the tiered benchmark represent the returns of the Alerian MLP Index prior to December 1, 2020 and the returns of the Alerian Midstream Energy Select Index thereafter.
4.
The Alerian MLP Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is an unmanaged, capped, float-adjusted, capitalization-weighted index and a leading gauge of energy MLPs.

5.
The Morningstar Energy Limited Partnership Category Average is representative of funds that invest primarily a significant amount of their fund in energy master limited partnerships. These include but are not limited to limited partnerships specializing in midstream operations in the energy industry. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jul. 11, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,058,915,432
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 11,885,682
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,058,915,432%
Total number of portfolio holdings	26%
Total advisory fees paid	$11,885,682%
Portfolio turnover rate	31%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Energy Transfer LP	8.5%
Targa Resources Corp.	8.1%
Williams Cos., Inc. (The)	6.2%
DT Midstream, Inc.	5.9%
ONEOK, Inc.	5.8%
MPLX LP	5.7%
Plains GP Holdings LP, Class A	4.9%
TC Energy Corp.	4.8%
Kinder Morgan, Inc.	4.6%
Cheniere Energy, Inc.	4.5%
* Excluding short-term investments
Top Industries
Large Cap Diversified C Corps	37.1%
Natural Gas Gatherers & Processors	18.6%
Large Cap MLP	18.5%
Natural Gas Transportation & Storage	5.9%
Utility	3.5%
Refiners	3.4%
Crude Oil & Refined Products	3.4%
Canadian Midstream	2.0%
Upstream Corp	1.7%
Short-Term Investment	6.0%
Other	(0.1)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Energy Transfer LP	8.5%
Targa Resources Corp.	8.1%
Williams Cos., Inc. (The)	6.2%
DT Midstream, Inc.	5.9%
ONEOK, Inc.	5.8%
MPLX LP	5.7%
Plains GP Holdings LP, Class A	4.9%
TC Energy Corp.	4.8%
Kinder Morgan, Inc.	4.6%
Cheniere Energy, Inc.	4.5%
* Excluding short-term investments

C000142692 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Cushing® MLP Premier Fund
Class Name	Class I
Trading Symbol	CSHZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Cushing® MLP Premier Fund (the "Fund") for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$122	1.24%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended November 30, 2025, the Fund’s performance relative to the Alerian Midstream Energy Select Index was primarily affected by divergent conditions across natural gas and liquids infrastructure. Natural gas-focused assets benefited from improving fundamentals, supported by rising AI- and data center-related power demand and increased project sanctioning, while liquids-focused infrastructure was pressured by weaker crude oil prices amid OPEC+ supply decisions and demand concerns. These dynamics favored companies with natural gas exposure and weighed on segments more closely tied to crude oil infrastructure.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Independent power producers/utilities	Strong data center exposure and positive sentiment toward AI-related demand	Contributed
Natural gas transportation and storage	Effective stock selection	Contributed
Refiners and other energy C-corps	Subsector allocation	Contributed
Large-cap diversified C-corps	Stock selection and sector allocation	Detracted
Natural gas gatherers and processors	Stock selection and sector allocation	Detracted
Renewable YieldCos	Stock selection and sector allocation	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended November 30, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	10/20/2010	(2.58)%	24.63%	8.15%
Russell 3000®Index[1]		13.59%	14.15%	14.05%
Alerian Midstream Energy Select Index[2]		0.47%	24.60%	11.78%
Cushing MLP Premier Tiered Index[3]		0.47%	24.60%	7.60%
Alerian MLP Index[4]		3.55%	27.00%	8.63%
Morningstar Energy Limited Partnership Category Average[5]		(0.85)%	23.76%	7.98%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Alerian Midstream Energy Select Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based composite of North American energy infrastructure companies. The Alerian Midstream Energy Select Index is a capped, float-adjusted, capitalization weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities.

3.	The returns for the tiered benchmark represent the returns of the Alerian MLP Index prior to December 1, 2020 and the returns of the Alerian Midstream Energy Select Index thereafter.
4.
The Alerian MLP Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is an unmanaged, capped, float-adjusted, capitalization-weighted index and a leading gauge of energy MLPs.

5.
The Morningstar Energy Limited Partnership Category Average is representative of funds that invest primarily a significant amount of their fund in energy master limited partnerships. These include but are not limited to limited partnerships specializing in midstream operations in the energy industry. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Oct. 20, 2010
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,058,915,432
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 11,885,682
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,058,915,432%
Total number of portfolio holdings	26%
Total advisory fees paid	$11,885,682%
Portfolio turnover rate	31%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Energy Transfer LP	8.5%
Targa Resources Corp.	8.1%
Williams Cos., Inc. (The)	6.2%
DT Midstream, Inc.	5.9%
ONEOK, Inc.	5.8%
MPLX LP	5.7%
Plains GP Holdings LP, Class A	4.9%
TC Energy Corp.	4.8%
Kinder Morgan, Inc.	4.6%
Cheniere Energy, Inc.	4.5%
* Excluding short-term investments
Top Industries
Large Cap Diversified C Corps	37.1%
Natural Gas Gatherers & Processors	18.6%
Large Cap MLP	18.5%
Natural Gas Transportation & Storage	5.9%
Utility	3.5%
Refiners	3.4%
Crude Oil & Refined Products	3.4%
Canadian Midstream	2.0%
Upstream Corp	1.7%
Short-Term Investment	6.0%
Other	(0.1)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Energy Transfer LP	8.5%
Targa Resources Corp.	8.1%
Williams Cos., Inc. (The)	6.2%
DT Midstream, Inc.	5.9%
ONEOK, Inc.	5.8%
MPLX LP	5.7%
Plains GP Holdings LP, Class A	4.9%
TC Energy Corp.	4.8%
Kinder Morgan, Inc.	4.6%
Cheniere Energy, Inc.	4.5%
* Excluding short-term investments

C000142691 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Cushing® MLP Premier Fund
Class Name	Class C
Trading Symbol	CSHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Cushing® MLP Premier Fund (the "Fund") for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$217	2.21%

Expenses Paid, Amount	$ 217
Expense Ratio, Percent	2.21%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended November 30, 2025, the Fund’s performance relative to the Alerian Midstream Energy Select Index was primarily affected by divergent conditions across natural gas and liquids infrastructure. Natural gas-focused assets benefited from improving fundamentals, supported by rising AI- and data center-related power demand and increased project sanctioning, while liquids-focused infrastructure was pressured by weaker crude oil prices amid OPEC+ supply decisions and demand concerns. These dynamics favored companies with natural gas exposure and weighed on segments more closely tied to crude oil infrastructure.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Independent power producers/utilities	Strong data center exposure and positive sentiment toward AI-related demand	Contributed
Natural gas transportation and storage	Effective stock selection	Contributed
Refiners and other energy C-corps	Subsector allocation	Contributed
Large-cap diversified C-corps	Stock selection and sector allocation	Detracted
Natural gas gatherers and processors	Stock selection and sector allocation	Detracted
Renewable YieldCos	Stock selection and sector allocation	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended November 30, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	10/20/2010	(4.49)%	23.39%	7.07%
Class C Shares - Excluding sales charges		(3.60)%	23.39%	7.07%
Russell 3000®Index[1]		13.59%	14.15%	14.05%
Alerian Midstream Energy Select Index[2]		0.47%	24.60%	11.78%
Cushing MLP Premier Tiered Index[3]		0.47%	24.60%	7.60%
Alerian MLP Index[4]		3.55%	27.00%	8.63%
Morningstar Energy Limited Partnership Category Average[5]		(0.85)%	23.76%	7.98%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Alerian Midstream Energy Select Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based composite of North American energy infrastructure companies. The Alerian Midstream Energy Select Index is a capped, float-adjusted, capitalization weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities.

3.	The returns for the tiered benchmark represent the returns of the Alerian MLP Index prior to December 1, 2020 and the returns of the Alerian Midstream Energy Select Index thereafter.
4.
The Alerian MLP Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is an unmanaged, capped, float-adjusted, capitalization-weighted index and a leading gauge of energy MLPs.

5.
The Morningstar Energy Limited Partnership Category Average is representative of funds that invest primarily a significant amount of their fund in energy master limited partnerships. These include but are not limited to limited partnerships specializing in midstream operations in the energy industry. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Oct. 20, 2010
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,058,915,432
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 11,885,682
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,058,915,432%
Total number of portfolio holdings	26%
Total advisory fees paid	$11,885,682%
Portfolio turnover rate	31%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Energy Transfer LP	8.5%
Targa Resources Corp.	8.1%
Williams Cos., Inc. (The)	6.2%
DT Midstream, Inc.	5.9%
ONEOK, Inc.	5.8%
MPLX LP	5.7%
Plains GP Holdings LP, Class A	4.9%
TC Energy Corp.	4.8%
Kinder Morgan, Inc.	4.6%
Cheniere Energy, Inc.	4.5%
* Excluding short-term investments
Top Industries
Large Cap Diversified C Corps	37.1%
Natural Gas Gatherers & Processors	18.6%
Large Cap MLP	18.5%
Natural Gas Transportation & Storage	5.9%
Utility	3.5%
Refiners	3.4%
Crude Oil & Refined Products	3.4%
Canadian Midstream	2.0%
Upstream Corp	1.7%
Short-Term Investment	6.0%
Other	(0.1)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Energy Transfer LP	8.5%
Targa Resources Corp.	8.1%
Williams Cos., Inc. (The)	6.2%
DT Midstream, Inc.	5.9%
ONEOK, Inc.	5.8%
MPLX LP	5.7%
Plains GP Holdings LP, Class A	4.9%
TC Energy Corp.	4.8%
Kinder Morgan, Inc.	4.6%
Cheniere Energy, Inc.	4.5%
* Excluding short-term investments

C000142690 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Cushing® MLP Premier Fund
Class Name	Class A
Trading Symbol	CSHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Cushing® MLP Premier Fund (the "Fund") for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$147	1.49%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended November 30, 2025, the Fund’s performance relative to the Alerian Midstream Energy Select Index was primarily affected by divergent conditions across natural gas and liquids infrastructure. Natural gas-focused assets benefited from improving fundamentals, supported by rising AI- and data center-related power demand and increased project sanctioning, while liquids-focused infrastructure was pressured by weaker crude oil prices amid OPEC+ supply decisions and demand concerns. These dynamics favored companies with natural gas exposure and weighed on segments more closely tied to crude oil infrastructure.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Independent power producers/utilities	Strong data center exposure and positive sentiment toward AI-related demand	Contributed
Natural gas transportation and storage	Effective stock selection	Contributed
Refiners and other energy C-corps	Subsector allocation	Contributed
Large-cap diversified C-corps	Stock selection and sector allocation	Detracted
Natural gas gatherers and processors	Stock selection and sector allocation	Detracted
Renewable YieldCos	Stock selection and sector allocation	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended November 30, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	10/20/2010	(8.22)%	22.93%	7.28%
Class A Shares - Excluding sales charges		(2.87)%	24.33%	7.89%
Russell 3000®Index[1]		13.59%	14.15%	14.05%
Alerian Midstream Energy Select Index[2]		0.47%	24.60%	11.78%
Cushing MLP Premier Tiered Index[3]		0.47%	24.60%	7.60%
Alerian MLP Index[4]		3.55%	27.00%	8.63%
Morningstar Energy Limited Partnership Category Average[5]		(0.85)%	23.76%	7.98%
1.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Alerian Midstream Energy Select Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based composite of North American energy infrastructure companies. The Alerian Midstream Energy Select Index is a capped, float-adjusted, capitalization weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities.

3.	The returns for the tiered benchmark represent the returns of the Alerian MLP Index prior to December 1, 2020 and the returns of the Alerian Midstream Energy Select Index thereafter.
4.
The Alerian MLP Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is an unmanaged, capped, float-adjusted, capitalization-weighted index and a leading gauge of energy MLPs.

5.
The Morningstar Energy Limited Partnership Category Average is representative of funds that invest primarily a significant amount of their fund in energy master limited partnerships. These include but are not limited to limited partnerships specializing in midstream operations in the energy industry. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Oct. 20, 2010
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,058,915,432
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 11,885,682
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,058,915,432%
Total number of portfolio holdings	26%
Total advisory fees paid	$11,885,682%
Portfolio turnover rate	31%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Energy Transfer LP	8.5%
Targa Resources Corp.	8.1%
Williams Cos., Inc. (The)	6.2%
DT Midstream, Inc.	5.9%
ONEOK, Inc.	5.8%
MPLX LP	5.7%
Plains GP Holdings LP, Class A	4.9%
TC Energy Corp.	4.8%
Kinder Morgan, Inc.	4.6%
Cheniere Energy, Inc.	4.5%
* Excluding short-term investments
Top Industries
Large Cap Diversified C Corps	37.1%
Natural Gas Gatherers & Processors	18.6%
Large Cap MLP	18.5%
Natural Gas Transportation & Storage	5.9%
Utility	3.5%
Refiners	3.4%
Crude Oil & Refined Products	3.4%
Canadian Midstream	2.0%
Upstream Corp	1.7%
Short-Term Investment	6.0%
Other	(0.1)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Energy Transfer LP	8.5%
Targa Resources Corp.	8.1%
Williams Cos., Inc. (The)	6.2%
DT Midstream, Inc.	5.9%
ONEOK, Inc.	5.8%
MPLX LP	5.7%
Plains GP Holdings LP, Class A	4.9%
TC Energy Corp.	4.8%
Kinder Morgan, Inc.	4.6%
Cheniere Energy, Inc.	4.5%
* Excluding short-term investments